Commitments and Contingencies - Summary of Contingencies of Claim for Damages in the Event of Non-Compliance of Responsibility Completion (Detail) ₩ in Millions	Dec. 31, 2025 KRW (₩)
Disclosure of contingent liabilities [line items]
Balance of loans	₩ 1,395,830
Contingencies of claim for damages [member] | Other projects [member]
Disclosure of contingent liabilities [line items]
Contract amount	11,500,272
Contingency amount	12,756,200
Balance of loans	8,391,513
Debt Repayment Contingencies [Member]
Disclosure of contingent liabilities [line items]
Contract amount	10,862,963
Contingency amount	8,738,729
Balance of loans	3,098,226
Debt Repayment Contingencies [Member] | Maintenance projects [member]
Disclosure of contingent liabilities [line items]
Contract amount	8,665,234
Contingency amount	3,388,729
Balance of loans	1,705,326
Debt Repayment Contingencies [Member] | Other projects [member]
Disclosure of contingent liabilities [line items]
Contract amount	2,197,729
Contingency amount	5,350,000
Balance of loans	1,392,900
Group [Member] | Contingencies of claim for damages [member] | Other projects [member]
Disclosure of contingent liabilities [line items]
Contract amount	10,871,875
Contingency amount	12,366,854
Balance of loans	8,068,064
Group [Member] | Debt Repayment Contingencies [Member]
Disclosure of contingent liabilities [line items]
Contract amount	8,935,162
Contingency amount	7,957,511
Balance of loans	2,605,573
Group [Member] | Debt Repayment Contingencies [Member] | Maintenance projects [member]
Disclosure of contingent liabilities [line items]
Contract amount	6,737,433
Contingency amount	2,607,511
Balance of loans	1,212,673
Group [Member] | Debt Repayment Contingencies [Member] | Other projects [member]
Disclosure of contingent liabilities [line items]
Contract amount	2,197,729
Contingency amount	5,350,000
Balance of loans	₩ 1,392,900